Schedule of investments
Delaware Ivy Government Securities Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.65%
Freddie Mac REMICs
Series 4568 DA 3.00% 4/15/46	778,827	$ 713,541
Series 4764 PA 3.00% 10/15/45	303,354	288,319
Series 4922 PA 2.50% 7/25/49	698,765	611,642
Series 4953 PC 2.00% 8/25/49	1,563,247	1,333,005

GNMA Series 2004-31 ZB 5.00% 4/20/34	811,879	809,456
Total Agency Collateralized Mortgage Obligations (cost $4,296,229)		3,755,963

Agency Commercial Mortgage-Backed Securities — 9.93%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K068 X1 0.419% 8/25/27 Σ, ♦, •	63,804,304	845,573
Series K729 A2 3.136% 10/25/24 ♦	1,000,000	983,407
Series KIR3 A2 3.281% 8/25/27 ♦	5,460,000	5,257,254
Series KW02 A1 2.896% 4/25/26 ♦	459,568	452,922
Fannie Mae - Aces
2.369% 7/25/26 •	5,287,331	5,016,967
Series 2016-M6 A2 2.488% 5/25/26	1,601,075	1,528,018
Total Agency Commercial Mortgage-Backed Securities (cost $15,131,681)		14,084,141

Agency Mortgage-Backed Securities — 39.77%
Fannie Mae S.F. 20 yr
4.00% 12/1/31	400,799	392,306
4.00% 8/1/42	173,257	166,390
4.00% 9/1/42	423,759	406,270
5.50% 8/1/43	756,892	767,768
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,100,242	903,321
2.50% 11/1/51	863,265	737,390
2.50% 1/1/52	1,245,582	1,060,089
2.50% 2/1/52	3,249,705	2,779,865
3.00% 8/1/49	1,754,809	1,581,846
3.00% 10/1/49	546,129	487,571
3.00% 3/1/50	3,252,271	2,928,405
3.50% 6/1/52	3,751,661	3,442,421
4.00% 6/1/52	1,391,344	1,316,095
4.50% 4/1/50	853,583	841,498
4.50% 10/1/52	1,512,400	1,466,510
4.50% 12/1/52	296,227	287,239
4.50% 2/1/53	791,635	767,614
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 10/1/52	1,233,835	$ 1,243,086
5.50% 11/1/52	1,028,075	1,038,656
5.50% 12/1/52	230,049	231,435
5.50% 3/1/53	2,958,184	2,970,142
6.00% 12/1/52	2,183,761	2,222,321
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,186,173	1,786,446
2.50% 2/1/52	3,949,494	3,368,786
3.50% 6/1/47	911,097	850,245
3.50% 4/1/52	1,758,056	1,621,403
4.00% 8/1/52	442,440	420,212
4.00% 9/1/52	1,788,054	1,694,364
4.50% 9/1/52	3,619,903	3,516,566
4.50% 10/1/52	1,520,896	1,474,748
5.00% 6/1/53	4,547,915	4,500,162
5.50% 9/1/52	2,607,194	2,660,234
5.50% 11/1/52	1,004,824	1,013,658
5.50% 3/1/53	1,732,855	1,764,184
GNMA II S.F. 30 yr
3.00% 1/20/52	551,377	499,037
5.50% 5/20/53	1,726,079	1,738,783
6.00% 5/20/53	1,394,310	1,424,900
Total Agency Mortgage-Backed Securities (cost $56,495,805)		56,371,966

Agency Obligations — 1.37%
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	971,556
4.20% 8/28/25	980,000	969,999
Total Agency Obligations (cost $1,960,000)		1,941,555

US Treasury Obligations — 45.60%
US Treasury Bonds
1.375% 11/15/40	560,000	371,809
1.375% 8/15/50	720,000	401,400
1.875% 2/15/41	680,000	489,255
2.50% 2/15/45	9,850,000	7,462,529
4.125% 8/15/53	4,155,000	4,201,095
4.50% 8/15/39	2,720,000	2,879,375
US Treasury Notes
1.125% 2/15/31	4,680,000	3,907,435
1.625% 2/15/26	2,758,000	2,613,959
2.875% 8/15/28	1,610,000	1,541,072
3.375% 5/15/33	2,765,000	2,654,400
3.50% 1/31/30	1,620,000	1,584,784
3.875% 12/31/29	2,040,000	2,036,972
4.00% 10/31/29	9,325,000	9,370,350
4.125% 10/31/27	2,100,000	2,113,453
4.125% 11/15/32	9,210,000	9,365,239
NQ- IV949 [1223] 0224 (3377360)    1

Schedule of investments
Delaware Ivy Government Securities Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.375% 11/30/28	2,240,000	$ 2,292,500
4.875% 10/31/28	10,885,000	11,364,620
Total US Treasury Obligations (cost $64,756,411)		64,650,247
	Number of shares
Short-Term Investments — 0.15%
Money Market Mutual Funds — 0.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	52,489	52,489
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	52,488	52,488
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	52,488	52,488
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	52,489	52,489
Total Short-Term Investments (cost $209,954)		209,954

Total Value of Securities—99.47% (cost $142,850,080)		141,013,826
Receivables and Other Assets Net of Liabilities—0.53%		747,809
Net Assets Applicable to 29,273,325 Shares Outstanding—100.00%		$141,761,635
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2    NQ- IV949 [1223] 0224 (3377360)

(Unaudited)
The following futures contracts were outstanding at December 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
30	US Treasury 2 yr Notes	$6,177,422	$6,109,756	3/28/24	$67,666	$3,750
87	US Treasury 5 yr Notes	9,463,289	9,228,236	3/28/24	235,053	7,477
9	US Treasury 10 yr Notes	1,016,016	979,054	3/19/24	36,962	—
15	US Treasury 10 yr Ultra Notes	1,770,234	1,769,569	3/19/24	665	665
Total Futures Contracts			$18,086,615		$340,346	$11,892
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
GNMA – Government National Mortgage Association
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
yr – Year
NQ- IV949 [1223] 0224 (3377360)    3